Average Annual Total Returns (Vanguard International Value Fund, Vanguard International Value Fund - Investor Shares)	18 Months Ended
Apr. 30, 2012
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.58%)
Five Years	(4.25%)
Ten Years	5.94%
Inception Date	May 16, 1983
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2011
One Year	(15.02%)
Five Years	(4.85%)
Ten Years	5.22%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.00%)
Five Years	(3.55%)
Ten Years	5.13%
MSCI EAFE Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Five Years	(4.72%)
Ten Years	4.67%
MSCI ACWI ex USA Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.33%)
Five Years	(2.48%)
Ten Years	6.76%
Spliced International Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.71%)
Five Years	(5.00%)
Ten Years	4.51%